DEMAND PROMISSORY NOTE (Demand Deposits [Member])	3 Months Ended
Mar. 31, 2014
Demand Deposits [Member]
Demand Promissory Notes [Line Items]
Debt Disclosure [Text Block]
10.	DEMAND PROMISSORY NOTE

On February 14, 2014, the Company executed a Demand Promissory Note payable to Dominion Capital, LLC in the amount of $500 at an annual interest rate of 12% compounded monthly until the note is repaid. On March 12, 2014, , the Company elected to extend the maturity of the Note from March 14, 2014 to August 14, 2014.